Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2024
Trade and other receivables.
Schedule of trade and other receivables

	2024	2023	2022
	$'000	$'000	$'000
Current assets
Trade debtors	471	1,273	5,924
Other debtors	4,009	164	892
Prepayments and accrued income	517	1,780	861
Total	4,997	3,217	7,677

Schedule of maximum exposure to credit risk

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

	2024	2023	2022
	$'000	$'000	$'000
Non-current Assets
Prepayments	—	—	15,873
Trade debtors	—	—	975
Other debtors	—	1,888	1,717
Total	—	1,888	18,565